SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade creditors	$ 3,141,223	$ 4,406,299	$ 3,118,757
Accrued expenses	509,514	514,112	370,787
Total	$ 3,650,737	$ 4,920,411	$ 3,489,544